Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total fixed asset impairments associated with restructuring activities	$ 0	$ 0	$ 1.0
Machinery and Equipment
Net book value of capital lease assets	0.7	0.9
Land and Building
Net book value of capital lease assets	$ 1.7	$ 2.1